Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share	Basic and diluted loss per ordinary share for each of the period presented is calculated as follows:
	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerators
Net loss	(16,704)	(8,845)	(6,120)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	—	—	—
Accretion on mezzanine equities	(1,064)	—	—
Adjusted net loss	(17,768)	(8,845)	(6,120)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	12,447,760	19,224,614	23,458,982
Loss per ordinary share-Basic and diluted	(1.4274)	(0.4601)	(0.2609)
*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022